Minimum future lease payments for operating and capital leases (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Lease Obligations [Line Items]
2014	$ 265,000
2015	236,000
2016	229,000
2017	167,000
2018	126,000
Thereafter	816,000
Total Minimum Lease Payments	1,839,000
2014	166,000
2015	166,000
2016	168,000
2017	191,000
2018	191,000
Thereafter	557,000
Total Minimum Lease Payments	1,439,000
Less: Amounts representing interest	(153,000)
Present value of minimum lease payments	$ 1,286,000	$ 1,415,000